Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2015
Payables and Accruals [Abstract]
Schedule of accrued liabilities

Accrued liabilities consist of the following as of March 31, 2015 and 2014:

	2015	2014

Accrued payroll and related taxes	$3,719,785	$3,261,045
Accrued interest	1,846,857	1,456,904
Accrued marketing program costs	580,000	580,000
Accrued professional fees	108,640	98,000
Accrued board of directors’s fees	242,792	206,792
Other expenses	259,690	130,567

Total Accrued Liabilities	$6,757,764	$5,733,308